SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2023
SHARE-BASED COMPENSATION
Schedule of compensation expense

	Year Ended December 31,
(In thousands)	2023	2022	2021
Research and development	$236	$624	$361
Sales and marketing	245	174	449
General and administrative	6,736	6,212	6,960
Total	$7,217	$7,010	$7,770

Schedule of weighted-average assumptions used in valuing the stock options

	Year Ended December 31,
	2023	2022	2021
Range of expected volatility	75.77% to 81.26%	76.64% to 78.51%	75.69% to 81.50%
Range of risk free interest rate	3.45% to 4.79%	1.98% to 2.71%	0.72% to1.38%
Weighted average expected option life (in years)	5.72	5.53	6.17
Expected dividend yield	0.00%	0.00%	0.00%

Schedule of stock option plans and of changes in options outstanding under the plans

		Weighted Average	Weighted Average Remaining
	Number of Options	Exercise Price	Contractual Term In Years	Aggregate Intrinsic Value
Outstanding at December 31, 2020	1,674,617	$27.1
Exercised	—	$—
Granted	1,793,951	$14.9
Expired	(38,700)	$45.6
Forfeited	(106,250)	$26.4
Outstanding at December 31, 2021	3,323,618	$20.4
Exercised	—	$—
Granted	199,061	$4.8
Expired	(93,250)	$19.7
Forfeited	(40,050)	$18.6
Outstanding at December 31, 2022	3,389,379	$19.5
Exercised	(56,668)	$1.9
Granted	844,561	$2.1
Expired	(72,178)	$17.3
Forfeited	(49,930)	$3.3
Outstanding at December 31, 2023	4,055,164	$2.2	6.56	20,573,979
Vested and expected to vest at December 31, 2023	3,563,764	$2.3	6.32	18,019,647
Exercisable at December 31, 2023	2,215,814	$2.4	5.13	11,119,868

Schedule of stock options outstanding

The following summarizes information about share options that are outstanding at December 31, 2023:

	Options Outstanding			Options Exercisable
		Weighted
		Average	Weighted		Weighted
	Number	Remaining	Average	Number	Average
Range of	Outstanding at	Contractual	Exercise	Exercisable at	Exercise
Exercise Prices	December 31, 2023	Life in Years	Price	December 31, 2023	Price
$1.93 - $5.20	3,966,191	6.69	$1.97	2,129,841	$1.94
$8.60 - $12.90	43,473	0.50	$9.36	43,473	$9.36
$14.10 - $21.15	40,500	0.36	$16.54	40,500	$16.54
$31.10 - $42.7	5,000	2.75	$38.06	2,000	$31.1
	4,055,164	6.56	$2.24	2,215,814	$2.38